SCM TRUST

Shelton Tactical Credit Fund

Supplement dated June 27, 2019
to the Prospectus dated May 1, 2019

On June 21, 2019 (the “Closing Date”), the Shelton Tactical Credit Fund, a series of SCM Trust, acquired the assets, subject to the liabilities of the Cedar Ridge Unconstrained Credit Fund, a series of the Investment Managers Series Trust II (the “Accounting Survivor”) through a tax-free reorganization (the “Reorganization”). Therefore, effective as of the date above the Prospectus is hereby amended as follows:

The “Shareholder Fees” table within the “Fees and Expenses of the Fund” section of the Fund’s prospectus is hereby deleted and replaced in its entirety with the following:

Shareholder Fees (fee paid directly from your investment)	DEBIX	DEBTX

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.17%	1.17%
Distribution (12b-1) fees	None	0.25%
Other expenses(1)	3.92%	3.92%
Dividend and interest expense on short sales	3.56%	3.56%
All other expenses	0.36%	0.36%
Total annual operating expenses	5.09%	5.34%
Expense Reimbursement(2)	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Expense Reimbursement	4.95%	5.20%

(1)	The expense information in the table has been restated to reflect current fees.
(2)	The Fund’s Advisor, Shelton Capital Management (the “Advisor”), has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.39% and 1.64% until June 1, 2021. This agreement may only be terminated with the approval of the Board of Trustees of SCM Trust (the “Board”). Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Board.

The information contained in the “Example of Expenses” section of the Fund’s prospectus is hereby deleted and replaced in its entirety with the following:

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

4588343.3

	1 year	3 years	5 years	10 years
DEBIX	$495	$1,486	$2,478	$4,962
DEBTX	$519	$1,555	$2,587	$5,148

The final sentence included in the “Portfolio Turnover” section of the Fund’s is hereby deleted and replaced in its entirety with the following:

During the most recent fiscal year of the Accounting Survivor, (October 31, 2018), as defined below, the portfolio turnover rate was 63% of the average value of its portfolio. See the section entitled “Bar Chart and Performance Information” for more information about the Accounting Survivor.

The information contained the “Bar Chart and Performance Table” section of the Fund’s prospectus is hereby deleted and replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

The information shown below reflects the historical performance of the Cedar Ridge Unconstrained Credit Fund, a series of IMST II (the “Accounting Survivor”), and is based on the NAV per share of the Accounting Survivor prior to the reorganization of the Accounting Survivor into the Fund on June 21, 2019 (the “Reorganization”). Upon completion of the Reorganization, Investor Class and Institutional Class of the Fund assumed the performance, financial and other historical information of the Accounting Survivor.

The annual returns in the bar chart are for the Accounting Survivor’s shares. Such shares were exchanged for Institutional Class shares of the Fund in the Reorganization.

Best Quarter: 7.89% (Q1, 2014)

Worst Quarter: -4.01% (Q4, 2018)

Year to date performance as of 3/31/19: 2.48%

Date of inception: 12/12/2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

The information contained in the “Average Annual Total Returns” table is hereby deleted in its entirety and replaced with the following:

Average Annual Return (for the period ended 12/31/18) Shelton Tactical Credit Fund (Institutional Class – DEBIX)	1 year	3 year	5 year	Period From Inception*
Return Before Taxes	2.53%	3.37%	4.12%	3.96%
Return After Taxes on Distributions	2.53%	2.79%	3.58%	3.42%
Return After Taxes on Distributions and Sale of Fund Shares	2.70%	2.84%	3.36%	3.22%
Barclays Capital U.S. Aggregate Bond Index	0.01%	2.06%	2.52%	2.47%

*	Inception date: 12/12/2013

The information contained in the paragraph immediately prior to the “Financial Highlights-Shelton BDC Income Fund” section of the prospectus is hereby deleted in its entirety and replaced with the following:

The financial highlights table is intended to help you understand each Fund’s (with respect to all Funds except the Shelton Tactical Credit Fund) and the Cedar Ridge Unconstrained Credit Fund (the “Accounting Survivor”) (with respect to the Shelton Tactical Credit Fund) performance for the past five fiscal years. Certain information reflects financial results of a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). For each Fund except the Shelton Tactical Credit Fund, this information has been audited by Tait, Weller & Baker LLP, whose report, along with the Fund’s financial statements, are included in the Annual Report, available upon request.

With respect to the Shelton Tactical Credit Fund, which assumed the performance, financial and other historical information of the Accounting Survivor as a result of the Reorganization, the table includes financial information for the Institutional Class and Investor Class shares of the Accounting Survivor because the shareholders of the Accounting Survivor became shareholders of corresponding share classes of the Shelton Tactical Credit Fund as a result of the Reorganization. The financial information presented below is for periods prior to the closing of the Reorganization.

The information contained in the “Financial Highlights- Shelton Tactical Credit Fund” section of the prospectus is hereby deleted in its entirety and replaced with the following:

Shelton Tactical Credit Fund

Investor Shares	For the six months ended April 30, 2019 (unaudited)	For the year ended October 31, 2018	For the period December 1, 2016 through October 31, 2017*	For the year ended November 30, 2016	For the year ended November 30, 2015	For the period December 12, 2013** through November 30, 2014
Net asset value, beginning of year	$10.96	$10.74	$10.68	$10.48	$10.93	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)[1]	0.06	0.15	0.20	0.23	0.24	0.23
Net gain/(loss) on securities (both realized and unrealized)	0.07	0.37	0.25	0.21	(0.46)	0.84
Total from investment operations	0.13	0.52	0.45	0.44	(0.22)	1.07
LESS DISTRIBUTIONS
Dividends from net investment income	(0.25)	(0.26)	(0.25)	(0.24)	(0.23)	(0.14)
Distributions from capital gains	—	(0.04)	(0.14)	—	—	—
Total distributions	(0.25)	(0.30)	(0.39)	(0.24)	(0.23)	(0.14)
Redemption fee proceeds[1]	—	—	— [2]	— [2]	— [2]	—
Net asset value, end of year	$10.84	$10.96	$10.74	$10.68	$10.48	$10.93

Total return	1.23%[3]	4.93%	4.28%[3]	4.17%	(2.04)%	10.68%[3]

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$10,161	$12,044	$22,964	$18,206	$5,627	$5,943
Ratio of expenses to average net assets:
Before expense reimbursements[5]	4.59%[4]	5.43%	4.60%[4]	4.51%	4.08%	4.12%[4]
After expense reimbursements[5]	4.45%[4]	5.20%	4.40%[4]	4.18%	3.72%	3.08%[4]
Ratio of net investment income/(loss) to average net assets (including interest expense and interest on securities sold short)
Before expense reimbursements	1.08%[4]	1.13%	1.78%[4]	1.77%	1.86%	1.17%[4]
After expense reimbursements	1.22%[4]	1.36%	1.98%[4]	2.10%	2.22%	2.21%[4]
Portfolio turnover	23%[3]	63%	69%[3]	70%	64%	95%[3]

Shelton Tactical Credit Fund

Institutional Shares	For the six months ended April 30, 2019 (unaudited)	For the year ended October 31, 2018	For the period December 1, 2016 through October 31, 2017*	For the year ended November 30, 2016	For the year ended November 30, 2015	For the period December 12, 2013** through November 30, 2014
Net asset value, beginning of year	$10.97	$10.75	$10.68	$10.48	$10.93	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)[1]	0.08	0.17	0.22	0.25	0.26	0.26
Net gain/(loss) on securities (both realized and unrealized)	0.05	0.38	0.27	0.21	(0.45)	0.82
Total from investment operations	0.13	0.55	0.49	0.46	(0.19)	1.08
LESS DISTRIBUTIONS
Dividends from net investment income	(0.26)	(0.29)	(0.28)	(0.26)	(0.26)	(0.15)
Distributions from capital gains	—	(0.04)	(0.14)	—	—	—
Total distributions	(0.26)	(0.33)	(0.42)	(0.26)	(0.26)	(0.15)
Redemption fee proceeds[1]	—	—	— [2]	— [2]	— [2]	— [2]
Net asset value, end of year	$10.84	$10.97	$10.75	$10.68	$10.48	$10.93

Total return	1.26%[3]	5.20%	4.63%[3]	4.41%	(1.80)%	10.83%[3]

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$65,508	$66,195	$67,084	$57,555	$44,465	$34,447
Ratio of expenses to average net assets:
Before expense reimbursements[5]	4.34%[4]	5.18%	4.35%[4]	4.26%	3.83%	3.87%[4]
After expense reimbursements[5]	4.20%[4]	4.95%	4.15%[4]	3.93%	3.47%	2.83%[4]
Ratio of net investment income/(loss) to average net assets (including interest expense and interest on securities sold short)
Before expense reimbursements	1.33%[4]	1.38%	2.03%[4]	2.02%	2.11%	1.42%[4]
After expense reimbursements	1.47%[4]	1.61%	2.23%[4]	2.35%	2.47%	2.46%[4]
Portfolio turnover	23%[3]	63%	69%[3]	70%	64%	95%[3]

*	Fiscal year end changed to October 31, effective October 17, 2017.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 2.81% for the six months ended April 30, 2019, 3.56% for the year ended October 31, 2018, 2.76% for the period December 1, 2016 through October 31, 2017, and by 2.54%, 2.08%, and 1.44% for the periods ended November 30, respectively.

*****

Effective as of the Closing Date, the shareholders of the Shelton Tactical Credit Fund prior to the Reorganization received as part of the Reorganization 0.951496 Investor Shares and 0.950049 Institutional Shares for each share held prior to the Reorganization.

Effective as of the date above, the fiscal year end of the Accounting Survivor is hereby changed from December 31 to October 31.

Please retain this supplement with your Prospectus